                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          McCarthy Group Advisors, L.L.C.
                 -----------------------------------------------------
   Address:       1125 South 103rd Street, Suite 250
                 -----------------------------------------------------
                  Omaha, Nebraska
                 -----------------------------------------------------
                  68124
                 -----------------------------------------------------

Form 13F File Number: 28- 10977
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrea McMahon
         -----------------------------------------------------
Title:    Treasurer
         -----------------------------------------------------
Phone:    (402) 393-1300
         -----------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Andrea McMahon                 Omaha, Nebraska        8/9/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                        --------------------

Form 13F Information Table Entry Total:  135
                                        --------------------

Form 13F Information Table Value Total:  $287,743
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

     NONE    28-  10990                     MGA Holdings, L.L.C.
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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McCarthy Group Advisors, L.L.C.
FORM 13F
                        30-Jun-06

                                                                                                Voting Authority

                                                     Value    Shares/   Sh/   Put/  Invstmt     Other
Name of Issuer            Title of Class  CUSIP      (x$1000) Prn Amt   Prn   Call  Dscretn     Managers   Sole    Shared    None
------------------------- --------------- ---------- -------- --------- ----- ----- ----------- ---------- ------- --------- ------
Boston Scientific Corp.   COM             101137107      4452    264393 SH          Defined                 252073            12320
CBS Corp. B               COM             124857202      1002     37060 SH          Defined                  36560              500
CVS Corp                  COM             126650100      2851     92876 SH          Defined                  90476             2400
Caremark Rx Inc           COM             141705103      1960     39312 SH          Defined                  36200             3112
Carriage Services Inc     COM             143905107      1990    433500 SH          Defined                 433500
Celadon Group Inc         COM             150838100       411     18651 SH          Defined                  18651
Cendant Corp              COM             151313103      1317     80838 SH          Defined                  74836             6002
Citigroup Inc             COM             172967101      1975     40940 SH          Defined                  40940
Coca-Cola Co              COM             191216100      2068     48062 SH          Defined                  44457             3605
Conmed Corp               COM             207410101      1981     95704 SH          Defined                  93774             1930
Convergys Corp            COM             212485106      2378    121964 SH          Defined                 114005             7959
Corinthian Colleges       COM             218868107      3170    220740 SH          Defined                 214582             6158
Corvel Corporation        COM             221006109       953     38109 SH          Defined                  38109
DuPont (EI) De Nemours    COM             263534109       333      8000 SH          Defined                   8000
Emerson Electric Co       COM             291011104       933     11133 SH          Defined                  10633              500
Fair Isaac & Co Inc       COM             303250104      2418     66605 SH          Defined                  64195             2410
Freddie Mac               COM             313400301      2650     46477 SH          Defined                  45977              500
Federated Investors Inc
 Pa CL                    COM             314211103      1930     61270 SH          Defined                  57700             3570
Fifth Third Bancorp       COM             316773100      3473     94004 SH          Defined                  86884             7120
First Data Corp           COM             319963104      7929    176047 SH          Defined                 168351             7696
Gannett Co Inc            COM             364730101       864     15445 SH          Defined                  15045              400
Genl Electric Co          COM             369604103      2577     78192 SH          Defined                  77067             1125
Gevity HR Inc             COM             374393106      1646     61994 SH          Defined                  61994
Hanover Insurance Group,
 Inc.                     COM             410867105      1225     25804 SH          Defined                  24244             1560
Health Mgmt Assoc Inc
 CL A                     COM             421933102      1000     50741 SH          Defined                  49141             1600
Henry Jack & Assoc Inc    COM             426281101      3033    154285 SH          Defined                 148375             5910
Horace Mann Educators     COM             440327104      1654     97597 SH          Defined                  94231             3366
International Speedway
 CL A                     COM             460335201      2252     48565 SH          Defined                  47836              729
Intervoice, Inc.          COM             461142101        92     12900 SH          Defined                  12900
Intuit, Inc.              COM             461202103      1580     26097 SH          Defined                  24253             1844
iShares Lehman Aggregate
 Bond                     COM             464287226      1066     10945 SH          Defined                   7936             3009
iShares Goldman Sachs
 InvesTop                 COM             464287242       272      2625 SH          Defined                   1500             1125
iShares Lehman 1-3 Year
 Treasu                   COM             464287457      1819     22827 SH          Defined                   8580            14247
IShares Russell 1000
 Value                    COM             464287598      3125     42740 SH          Defined                  42740
Ishares S & P Small
 Cap 600                  COM             464287804       466      7500 SH          Defined                   7500
iShares Russell Microcap
 Index                    COM             464288869       609     11300 SH          Defined                  11300
Jackson Hewitt Tax
 Service                  COM             468202106      2877     91779 SH          Defined                  90348             1431
Johnson & Johnson         COM             478160104      7486    124925 SH          Defined                 118096             6829
Kaydon Corp.              COM             486587108      2132     57154 SH          Defined                  56589              565
Kimberly Clark Corp       COM             494368103      2849     46178 SH          Defined                  46178
Lancaster Colony Corp     COM             513847103      2376     60190 SH          Defined                  60190
Leggett & Platt           COM             524660107      2899    116067 SH          Defined                 116067
Macrovision Corp          COM             555904101       741     34455 SH          Defined                  34455
Mediware Information
 System In                COM             584946107       215     22236 SH          Defined                  22236
Merck & Co                COM             589331107       592     16241 SH          Defined                  14843             1398
Microsoft Corp            COM             594918104      5310    227888 SH          Defined                 220097             7791
Mohawk Industries Inc.    COM             608190104      1519     21593 SH          Defined                  20668              925
Moodys Corp               COM             615369105      1332     24466 SH          Defined                  23166             1300
NCO Group Inc             COM             628858102      1782     67415 SH          Defined                  62233             5182
National City Corp.       COM             635405103       530     14650 SH          Defined                  14650
Newfield Exploration Cos  COM             651290108      1727     35281 SH          Defined                  33709             1572
Novell Inc                COM             670006105      3675    554350 SH          Defined                 529355            24995
Old Republic Int'l Corp   COM             680223104       492     23000 SH          Defined                  23000
Omnicare Inc              COM             681904108       396      8360 SH          Defined                   7865              495
Pentair Inc               COM             709631105      1068     31230 SH          Defined                  31230
Pepsico Inc               COM             713448108      5538     92239 SH          Defined                  88740             3499
Per-Se Technologies       COM             713569309      1225     48655 SH          Defined                  48655
Pfizer Inc                COM             717081103      5706    243140 SH          Defined                 232712            10428
Procter & Gamble Co       COM             742718109       245      4410 SH          Defined                   4410

Prologis Trust            COM             743410102       216      4150 SH          Defined                   3150             1000
Redwood Trust, Inc.       COM             758075402      2860     58561 SH          Defined                  55181             3380
Republic Services Inc     COM             760759100      1036     25694 SH          Defined                  23969             1725
Reynolds & Reynolds A     COM             761695105       873     28473 SH          Defined                  28473
Saflink Corp.             COM             786578302        10     27667 SH          Defined                  27667
Schering Plough Corp      COM             806605101      1452     76281 SH          Defined                  72371             3910
Scotts Miracle-Gro Co.
 Class A                  COM             810186106      1593     37651 SH          Defined                  34195             3456
Stewart Enterprises Inc
 Cl. A                    COM             860370105       831    144482 SH          Defined                 138894             5588
Strayer Education Inc.    COM             863236105      3235     33306 SH          Defined                  32126             1180
Sun Hydraulics Corp       COM             866942105       291     13993 SH          Defined                  13993
3Com Corporation          COM             885535104      3552    693763 SH          Defined                 674568            19195
Toro Co                   COM             891092108      2217     47470 SH          Defined                  47260              210
Triad Guaranty Inc.       COM             895925105      1831     37464 SH          Defined                  37464
Tuesday Morning Corp      COM             899035505      1880    142930 SH          Defined                 139285             3645
Tyco Intl Ltd             COM             902124106      6134    223040 SH          Defined                 215398             7642
Wal Mart Stores Inc       COM             931142103      9353    194170 SH          Defined                 186615             7555
Wash Mutual Inc           COM             939322103      4000     87761 SH          Defined                  82646             5115
Waste Connections Inc     COM             941053100      2266     62259 SH          Defined                  60378             1881
Wells Fargo Corporation   COM             949746101       644      9600 SH          Defined                   9600
Wm. Wrigley Jr.           COM             982526105      6410    141313 SH          Defined                 137218             4095
Abbott Laboratories       COM             002824100      2691     61701 SH          Defined                  61001              700
Advisory Board Co         COM             00762w107       750     15587 SH          Defined                  15587
Alltel Corp               COM             020039103      6260     98076 SH          Defined                  93047             5029
American Equity Invt Life COM             025676206       602     56475 SH          Defined                  55800              675
American Express Co       COM             025816109      1677     31509 SH          Defined                  30709              800
Amer Intl Group Inc       COM             026874107      5524     93540 SH          Defined                  89915             3625
American States Water Co. COM             029899101       756     21205 SH          Defined                  21205
AmerisourceBergen Corp    COM             03073e105      1712     40832 SH          Defined                  37868             2964
Anadarko Petroleum        COM             032511107       337      7059 SH          Defined                   7059
Anheuser Busch Cos Inc    COM             035229103      2763     60595 SH          Defined                  60595
Apollo Group Inc CL A     COM             037604105       355      6880 SH          Defined                   6880
Apria Healthcare Group
 Inc.                     COM             037933108      1394     73768 SH          Defined                  72328             1440
Applied Materials Inc     COM             038222105      2688    165101 SH          Defined                 156326             8775
Automatic Data Process    COM             053015103      2960     65281 SH          Defined                  64381              900
Avid Technology Inc.      COM             05367p100      1166     34980 SH          Defined                  34980
BP Amoco PLC Sponsored
 Adr                      COM             055622104      1359     19524 SH          Defined                  19524
Benchmark Electronics     COM             08160h101      2315     95988 SH          Defined                  94007             1981
Berkshire Hathaway, Inc.
 Cl A                     COM             084670108       275         3 SH          Defined                      3
Berkshire Hathaway Inc
 Cl B                     COM             084670207      8697      2858 SH          Defined                   2685              173
Biosite Inc               COM             090945106      1735     38004 SH          Defined                  37744              260
Cabot Microelectronics
 Corp                     COM             12709p103      1911     63050 SH          Defined                  61004             2046
Cardinal Health Inc       COM             14149Y108      1810     28129 SH          Defined                  27629              500
Compass Minerals
 International            COM             20451n101      3705    148510 SH          Defined                 141245             7265
Concorde Career Colleges
 Inc                      COM             20651H201      2349    122745 SH          Defined                 122745
ConocoPhillips            COM             20825c104      3794     57901 SH          Defined                  56961              940
Devon Energy Corporation  COM             25179M103      3260     53966 SH          Defined                  52916             1050
Duke Energy               COM             26441c105       537     18278 SH          Defined                  17124             1154
Dun & Bradstreet
 Corporation              COM             26483E100      2636     37830 SH          Defined                  36830             1000
Encore Acquisition Co     COM             29255w100      1452     54137 SH          Defined                  54137
Energen Corp              COM             29265n108      1180     30715 SH          Defined                  30715
Energy Partners Ltd       COM             29270u105      1340     70716 SH          Defined                  70716
Eresearch Technology      COM             29481v108      1106    121567 SH          Defined                 121567
Exxon Mobil Corp.         COM             30231G102      2245     36597 SH          Defined                  35797              800
FEI Company               CONV            30241LAB5       129    130000 PRN         Defined                  70000            60000
Firstservice Corp         COM             33761n109      2196     82441 SH          Defined                  80941             1500
Headwaters Inc            COM             42210p102      1326     51895 SH          Defined                  51895
Hewitt Associates Inc
 Class A                  COM             42822Q100      2217     98640 SH          Defined                  96165             2475
IAC/InterActiveCorp       COM             44919p300      1966     74218 SH          Defined                  70239             3979
Innovative Solutions &
 Supply                   COM             45769n105      1596    113530 SH          Defined                 113530
J P Morgan Chase & Co     COM             46625h100       498     11849 SH          Defined                  11189              660
Laboratory Corporation
 Of Amer                  COM             50540r409      3196     51352 SH          Defined                  48955             2397
Liberty Media
 Interactive - A          COM             53071m104      2381    137967 SH          Defined                 132214             5753
Liberty Media Capital - A COM             53071m302      2310     27573 SH          Defined                  26423             1150
Moneygram Intl Inc        COM             60935y109      2480     73046 SH          Defined                  68616             4430
NIC, Inc.                 COM             62914b100       234     32407 SH          Defined                  22407            10000
Odyssey Healthcare Inc    COM             67611v101      2729    155326 SH          Defined                 146416             8910
SLM Corp                  COM             78442p106       628     11875 SH          Defined                   9775             2100
Standard & Poor's 500
 Deposito                 COM             78462f103      2589     20349 SH          Defined                  20349
Sealed Air Corp           COM             81211K100      1553     29819 SH          Defined                  29119              700

Sitel Corp.               COM             82980K107       641    163491 SH          Defined                 163491
3M Company                COM             88579y101      4722     58468 SH          Defined                  55643             2825
Valeant Pharmaceutical
 Interna                  COM             91911x104      1766    104385 SH          Defined                 104385
Viacom Inc B              COM             92553p201      1325     36960 SH          Defined                  36460              500
WCA Waste Corp.           COM             92926k103      2777    336602 SH          Defined                 336602
Waste Management          COM             94106l109      2070     57687 SH          Defined                  51380             6307
White Mountains Insurance COM             G9618e107       219       449 SH          Defined                    449
REPORT SUMMARY                      135 DATA RECORDS   287743              1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED